Accrued Expenses	12 Months Ended
Dec. 31, 2024
Accrued Expenses [Abstract]
Accrued Expenses
5.	Accrued Expenses

Accrued expenses consisted of the following:

	December 31,
	2024	2023 (As Restated)
Accrued salaries and wages	$1,549	$1,398
Accrued professional fees	1,273	93
Accrued license fees	3,300	3,300
Accrued interest	267	-
BOD compensation	242	-
Other accrued expenses	865	590
Total accrued expenses	$7,496	$5,381